Share-based Payments	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Share-based Payments
24.	Share-based Payments

(1)
Details of share-based payments granted by the Controlling to executives and employees, including the CEO, by the resolution of the Board of Directors for the years ended December 31, 2023 and 2024, are as follows:

2023
(in share)	17th grant
Grant date	June 15, 2023, Oct 17, 2023
Grantee	CEO, internal directors, external directors, executives
Vesting conditions	Service condition: 1 year Non-market performance condition: achievement of performance
Fair value per option (in Korean won)	￦ 30,205
Total compensation costs (in Korean won)	￦ 5,558 million
Exercise date	May 29, 2024
Valuation method	Fair value method

2024
(in share)	18th grant
Grant date	June 20, 2024
Grantee	CEO, internal directors, external directors, executives
Vesting conditions	Service condition: 1 year Non-market performance condition: achievement of performance
Fair value per option (in Korean won)	￦ 38,484
Total compensation costs (in Korean won)	￦ 6,883 million
Estimated exercise date (exercise date)	During 2025
Valuation method	Fair value method

(2)	Changes in the number of stock options and the weighted-average exercise price as at December 31, 2023 and 2024, are as follows:

(In share)	2023
	Beginning	Grant	Expired	Exercised 1	Ending	Number of shares exercisable
16th grant	258,509	—	(105,859)	(131,690)	20,960	—
17th grant	—	307,182	—	—	307,182	—

Total	258,509	307,182	(105,859)	(131,690)	328,142	—

(In share)	2024
	Beginning	Granted	Expired	Exercised 1	Ending	Number of shares exercisable
16th grant	20,960	—	(6,158)	(7,171)	7,631	—
17th grant	307,182	—	(199,054)	(108,128)	—	—
18th grant	—	226,327	—	—	226,327	—

Total	328,142	226,327	(205,212)	(115,299)	233,958	—

1	The weighted average price of ordinary shares at the time of exercise of the 16 th and 17 th grant, during the year ended December 31, 2024, is ￦ 41,500, and ￦ 36,000 (2023: ￦ 29,550) respectively.

(3)
On September 9, 2024, the Group has granted 766 shares of Restricted Stock Unit to its executives and employees, and the fair value per share on the grant date is
￦
39,100. Under the share-based payment arrangement, 50% of the granted shares will vest if the employee completes one year of service and remains employed until the payment date. Additionally, 50% of the granted shares will vest if the employee completes five years of service and remains employed until the payment date.